Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

		$ million
	2023	2022
Cash	16,683	15,008
Triparty repos and term bank deposits	9,788	7,971
Other cash equivalents	6,559	6,216
	33,030	29,195
Cash and cash equivalents comprise cash in hand; current balances with banks and similar institutions; deposits and triparty repos of three months or less with banks and similar institutions; money market funds and treasury bills. The carrying amounts of cash, triparty repos, term bank deposits and treasury bills approximate their fair values. Substantially all of the other cash equivalents are categorized within level 1 of the fair value hierarchy.
Cash and cash equivalents at 31 December 2023 includes $5,282 million (2022 $5,866 million) that is restricted. The restricted cash balances include amounts required to cover initial margin on trading exchanges and certain cash balances which are subject to exchange controls.
The group holds $7,174 million (2022 $5,822 million) of cash and cash equivalents outside the UK and it is not expected that any significant tax will arise on repatriation.